Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
27.	DISCONTINUED OPERATIONS

On February 6, 2024, the Company entered into a Sale and Purchase Agreement (the “Purchase Agreement”) to divest its information security business (Note 28). The sale of Handshake was completed on February 6, 2024. At December 31, 2023, Handshake was classified as a disposal group held for sale and as a discontinued operation. The business of Handshake represented the entirety of the Company’s information security operating segment through December 31, 2023, which is excluded from the Company’s segment reporting. The results of Handshake for the years ended December 31, 2023, 2022 and 2021 are presented below:

	For the years ended December 31,
	2023	2022	2021
Revenue	$795,733	$512,300	$484,318
Cost of sales	(178,731)	(50,342)	(27,839)
Gross profit	617,002	461,958	456,479
Selling, distribution and administrative expenses	(583,424)	(523,858)	(407,753)
Operating income (loss)	33,578	(61,900)	48,726
Other income (expense)	223	1,116	(7,512)
Foreign exchange gains	423	-	(1,514)
Finance costs	(86)	(1,648)	-
Net profit (loss) from discontinued operations	$34,138	$(62,432)	$39,700

The assets and liabilities of Handshake classified as held of sale as at December 31, 2023 is as follows:

As of December 31, 2023
Assets
Cash and cash equivalents	$28,642
Trade receivables	158,216
Other current and non-current assets	15,105
Assets held for sale	201,963

Liabilities
Trade and other payables	(119,347)
Other current and non-current liabilities	(11,529)
Liabilities directly associated with assets held for sale	(130,876)
Net assets directly associated with assets held for sale	$71,087

The following table summarizes the key cash flow components of Handshake for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
	2023	2022	2021
Net cash (outflows) inflows from operating activities	$(53,693)	$(91,127)	$149,186
Net cash from investing activities	-	-	-
Net cash from financing activities	-	-	-
Net (decrease) increase in cash and cash equivalents	(53,693)	(91,127)	149,186
Cash and cash equivalents at beginning of year	82,335	173,462	24,276
Cash and cash equivalents at the end of the year	$28,642	$82,335	$173,462